Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Senior Notes

The 4.75% convertible senior notes consisted of the following as of December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Equity component (1)	17,774	17,774
Liability component:
Principal	23,793	23,793
Less: debt discount, net (2)	(60)	(14)

Net carrying amount	23,733	23,779

– Current	0	23,779
– Non-current	23,733	0

(1)	Included in the consolidated balance sheets within additional paid-in capital.
(2)	Included in the consolidated balance sheets within convertible senior notes and is amortized over the remaining life of the 4.75% convertible senior notes.